JPMorgan Trust I

245 Park Avenue

New York, NY 10167

January 11, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I

Ladies and Gentlemen:

On behalf of JPMorgan Trust I, we hereby submit for filing via EDGAR under Rule 488 of the Securities Act of 1933, the Registration statement on Form N-14 with respect to the following proposed reorganization:

Trust	Acquired Fund		Trust	Acquiring Fund
JPMorgan Trust I	JPMorgan Tax Aware U.S. Equity Fund	merges with and into	JPMorgan Trust I	JPMorgan Tax Aware Equity Fund

The Registration Statement is proposed to become effective on February 10, 2011 pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary